MANAGEMENT OF FINANCIAL RISKS	12 Months Ended
Dec. 31, 2022
Disclosures Of Financial Risk Management [Abstract]
MANAGEMENT OF FINANCIAL RISKS	MANAGEMENT OF FINANCIAL RISKS
The purpose of the financial instruments held by the Company is to finance its activities. It is not the Company’s policy to invest in financial instruments for speculative purposes.
The principal risks to which the Company is exposed are liquidity risk, equity risk, foreign currency exchange risk, interest rate risk and credit risk.
Liquidity risk
The Company has been structurally loss-generating since its creation. The net cash flows used by the Company’s operating activities were respectively €51.7 million, €56.8 million and €31.8 million for the years ended December 31, 2020, December 31, 2021 and December 31, 2022, respectively.
At the date the consolidated financial statements were authorized, the Board of Directors and management believes that the Company will be able to fund its operations beyond the next twelve month following the closing of the accounts (see note 2.1).

As of December 31, 2020 (amounts in thousands of euros)	Less than one year	One to five years	More than five years	Total
Convertible notes	2,400	—	—	2,400
Conditional advances	—	—	4,421	4,421
Bank loans	98	7,929	2,071	10,098
Other financial liabilities	—	35	—	35
Lease liabilities	1,607	5,151	4,046	10,804
Trade and fixed assets payables	4,792	—	—	4,792
Total	8,897	13,115	10,538	32,550

As of December 31, 2021 (amounts in thousands of euros)	Less than one year	One to five years	More than five years	Total
Convertible notes				—
Conditional advances			5,281	5,281
Bank loans	164	9,438	475	10,077
Other financial liabilities		38		38
Lease liabilities	1,817	4,803	3,359	9,979
Trade and fixed assets payables	2,487			2,487
Total	4,468	14,279	9,115	27,862

As of December 31, 2022 (amounts in thousands of euros)	Less than one year	One to five years	More than five years	Total
Convertible notes				—
Conditional advances			—	—
Bank loans	2,565	7,508	—	10,073
Other financial liabilities		40		40
Lease liabilities	775	1,968	712	3,455
Trade and fixed assets payables	1,562			1,562
Total	4,902	9,516	712	15,130
Foreign currency exchange risk
The Company’s functional currency is the euro. However, a significant portion of its expenses, financial assets and liabilities are denominated is U.S. dollars. A deterioration of the U.S dollars versus the 1.0666 closing rate at December 31, 2022 could impact the financial assets and liabilities as follows:

	As of December 31, 2022		Sensitivity
(in thousands)	USD	EUR	+ 1%	+ 5%	+ 10%
Financial assets	16,971	15,912	(158)	(758)	(1,447)
of which cash and cash equivalents	16,399	15,375	(152)	(732)	(1,398)
Financial liabilities	1,848	1,732	(17)	(82)	(157)
Interest rate risk
The Company has very low exposure to interest rate risk. Such exposure primarily involves money market funds and time deposit accounts. Changes in interest rates have a direct impact on the rate of return on these investments and the cash flows generated.
The outstanding bank loans bear interest at a fixed rate, and therefore the company is not subject to interest rate risk with respect to these loans.
Credit risk
The credit risk related to the Company’s cash and cash equivalents is not significant in light of the quality of the co-contracting financial institutions.